Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 242.6	$ 153.5
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on pre-tax earnings	10.0	3.6
Total financial instrument exposure to credit risk	88.1	36.1
Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on pre-tax earnings	1.3	0.3
Total financial instrument exposure to credit risk	12.2	4.8
Cash and cash equivalents | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	25.0	21.6
Cash and cash equivalents | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	12.4	4.1
Equity securities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	13.0	18.6
Equity securities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	14.9	16.6
Trade receivables | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	38.6	21.5
Other monetary assets | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(16.8)	9.8
Other monetary assets | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	6.6	0.8
Accounts Payable And Accrued Liabilities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	124.1	102.7
Accounts Payable And Accrued Liabilities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	16.4	19.3
Income Taxes Payable | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.1	0.0
Income Taxes Payable | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 40.2	$ 0.7